Supplemental Financial Information - Other Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Result on disposal of businesses	$ 8	$ 1,257	$ 6
Result on disposal of properties	1	6	3
Other income (expense)			1
Other income (expense), net	$ 9	$ 1,263	$ 10